Schedule of prepayments - related party (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Total	$ 2,777,500
VD Capital Pty. Ltd. [Member]
Related Party Transaction [Line Items]
Total	$ 2,777,500
Relationship	KNOREX Ltd’s shareholder >5% and <10% of shareholding